Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: February 10, 2023

Payment Date	2/15/2023
Collection Period Start	1/1/2023
Collection Period End	1/31/2023
Interest Period Start	1/17/2023
Interest Period End	2/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$563,088,927.15	$45,890,627.17	$517,198,299.98	0.779864	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,433,968,927.15	$45,890,627.17	$1,388,078,299.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,532,885,357.51	$1,483,641,987.72	0.732370
YSOC Amount	$94,168,736.30	$90,815,993.68
Adjusted Pool Balance	$1,438,716,621.21	$1,392,825,994.04
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$563,088,927.15	2.71000%	30/360	$1,271,642.49
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,433,968,927.15			$3,629,660.91

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,532,885,357.51	$1,483,641,987.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,438,716,621.21	$1,392,825,994.04
Number of Receivable Outstanding	77,880	76,783
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,646,356.38
Principal Collections	$48,881,254.18
Liquidation Proceeds	$183,155.37
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$53,710,765.93
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$53,710,765.93

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,277,404.46	$1,277,404.46	$—	$—	$52,433,361.47
Interest - Class A-1 Notes	$—	$—	$—	$—	$52,433,361.47
Interest - Class A-2 Notes	$1,271,642.49	$1,271,642.49	$—	$—	$51,161,718.98
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$49,409,792.06
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$48,992,772.39
First Allocation of Principal	$—	$—	$—	$—	$48,992,772.39
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$48,935,960.64
Second Allocation of Principal	$3,172,933.11	$3,172,933.11	$—	$—	$45,763,027.53
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,700,835.28
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,710,835.28
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,640,767.45
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,660,767.45
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,660,767.45
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,913,073.39
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,913,073.39
Remaining Funds to Certificates	$2,913,073.39	$2,913,073.39	$—	$—	$—
Total	$53,710,765.93	$53,710,765.93	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$94,168,736.30
Increase/(Decrease)	$(3,352,742.62)
Ending YSOC Amount	$90,815,993.68

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,438,716,621.21	$1,392,825,994.04
Note Balance	$1,433,968,927.15	$1,388,078,299.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	30	$362,115.61
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	36	$183,155.37
Monthly Net Losses (Liquidation Proceeds)			$178,960.24
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			(0.02)%
Preceding Collection Period			0.13%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,241,089.69
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	120	$2,954,785.27
60-89 Days Delinquent	0.05%	34	$799,732.35
90-119 Days Delinquent	0.01%	11	$194,743.55
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	165	$3,949,261.17

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$210,712.55
Total Repossessed Inventory		7	$210,712.55

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		45	$994,475.90
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.07%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.57	0.04%	23	0.03%